Receivables and Other Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Allowances for doubtful accounts	$ 1.5	$ 1.5